FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED OCTOBER 9, 2014

TO THE PROSPECTUS FOR REDMONT RESOLUTE FUND I

DATED AUGUST 31, 2014

The Board of Trustees of Financial Investors Trust (the "Board") has approved PineBridge Investments LLC ("PineBridge") as a sub-adviser to the Redmont Resolute Fund I (the "Fund"), effective October 9, 2014 (the "Effective Date"). As of the Effective Date, a portion of the Fund's assets may be allocated to PineBridge.

The Board has also approved the termination of Turner Investments, L.P. ("Turner") as a sub-adviser to the Fund, effective October 9, 2014. Accordingly, all references and information relating to Turner, its portfolio manager and their services to the Fund are deleted from the Fund's prospectus.

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund's prospectus entitled "Summary Section – Fees and Expenses of the Fund."

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING AND REDEEMING SHARES" at page 23 of the Prospectus and "PURCHASE & REDEMPTION OF SHARES" at page 49 of the Fund's statement of additional information.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	3.63%	3.35%
Other Fund Expenses	3.40%	3.27%
Shareholder Services Fees	0.15%	0.00%.
Dividend and Interest Expense on Securities Sold Short	0.08%	0.08%
Acquired Fund Fees and Expenses(1)	0.77%	0.77%
Total Annual Fund Operating Expenses(2)	6.15%	5.62%
Fee Waiver and Expense Reimbursement(3),(4)	(3.35)%	(3.22)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.80%	2.40%

(1) Acquired Fund Fees and Expenses have been restated to reflect changes expected to occur in the current fiscal year.

(2) The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3) Highland Associates, Inc. (the "Adviser") has agreed, with respect to each share class of the Fund, contractually to waive a portion of its Management Fee and/or reimburse Fund expenses in two ways. First, the Adviser will waive the portion of its 1.50% Management Fee and/or reimburse the Fund (or share class, as applicable) by an amount equal to any amount over the total of (i) 0.50% plus (ii) any sub-advisory fees paid by the Adviser ("Sub-Advisory Fees"). Second, and after the fee waiver and/or expense reimbursement described above has been applied, to the extent the Fund's total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Swap Fees and Expenses, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees,

(4) The fee waiver and/or expense reimbursement information has been restated to reflect changes expected to occur in the current fiscal year.

brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.40% of the Fund's average daily net assets, the Adviser has contractually agreed to also either reduce the fee payable by the amount of such excess, and/or to reimburse the Fund (or share class, as applicable) by the amount of such excess. This agreement is in effect through August 31, 2017. The Adviser will be permitted to recover expenses it has borne through the agreement to limit total annual expenses for each share class to 1.40% of the Fund's average daily net assets, on a class-by-class basis, to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class A Shares	$818	$1,370	$2,596	$5,542
Class I Shares	$243	$748	$1,954	$4,904

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund's prospectus entitled "Summary Section – Principal Investment Strategies – Sub-Advisers."

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. and PineBridge Investments LLC for the Fund.

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED OCTOBER 9, 2014

TO THE PROSPECTUS FOR REDMONT RESOLUTE FUND II

DATED AUGUST 31, 2014

The Board of Trustees of Financial Investors Trust (the "Board") has approved PineBridge Investments LLC ("PineBridge") as a sub-adviser to the Redmont Resolute Fund I (the "Fund"), effective October 9, 2014 (the "Effective Date"). As of the Effective Date, a portion of the Fund's assets may be allocated to PineBridge.

The Board has also approved the termination of Turner Investments, L.P. ("Turner") as a sub-adviser to the Fund, effective October 9, 2014. Accordingly, all references and information relating to Turner, its portfolio manager and their services to the Fund are deleted from the Fund's prospectus.

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund's prospectus entitled "Summary Section – Fees and Expenses of the Fund."

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Other Fund Expenses	0.11%
Dividend and Interest Expense on Securities Sold Short	0.08%
Acquired Fund Fees and Expenses(1)	0.95%
Total Annual Fund Operating Expenses(2)	2.64%
Fee Waiver and Expense Reimbursement(3),(4)	(1.35)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.29%

(1) Acquired Fund Fees and Expenses have been restated to reflect changes expected to occur in the current fiscal year.

(2) The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3) Highland Associates, Inc. (the "Adviser") has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"). This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund's Board of Trustees.

(4) The fee waiver and/or expense reimbursement information has been restated to reflect changes expected to occur in the current fiscal year.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Class I Shares	$131	$409	$1,011	$2,645

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund's prospectus entitled "Summary Section – Principal Investment Strategies – Sub-Advisers."

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. and PineBridge Investments LLC for the Fund.